Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SCG 2023-NASH Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2023-NASH securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 2 mortgaged properties (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

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the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of December 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 7, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-NASH Accounting Tape Final.xlsx (provided on November 7, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company
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detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.

●	The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

●	The phrase “Management Agreement” refers to a signed or draft management agreement.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 20, 2023 through November 7, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

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an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 7, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan #	None - Company Provided	None
2	Seller	None - Company Provided	None
3	Originator	Loan Agreement	None
4	% of Initial Pooled Balance	Recalculation	None
5	Property Name	None - Company Provided	None
6	Street Address	Loan Agreement	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Property Type	Appraisal Report	None
11	Property Subtype	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Borrower Owned Keys	Appraisal Report	None
15	Flag	Management Agreement	None
16	Mortgage Loan Original Balance ($)	Loan Agreement	None
17	Mortgage Loan Cut-off Balance ($)	Recalculation	None
18	Mortgage Loan Maturity Balance ($)	Recalculation	None
19	Mortgage Loan Cut-off Balance / Key ($)	Recalculation	None
20	Mortgage Loan Margin %	Loan Agreement	None
21	Assumed Term SOFR	None - Company Provided	None
22	Term SOFR Floor %	Loan Agreement	None
23	SOFR Cap Strike Price %	None - Company Provided	None
24	Interest Rate Cap Provider	None - Company Provided	None
25	Mortgage Loan Rate %	Recalculation	None
26	Mortgage Loan Admin. Fee %	Fee Schedule	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
27	Net Mortgage Loan Rate %	Recalculation	None
28	Accrual Type	Loan Agreement	None
29	Amortization Type	Loan Agreement	None
30	Note Date	Loan Agreement	None
31	First Payment Date	Loan Agreement	None
32	Initial Original Term	Recalculation	None
33	Initial Remaining Term	Recalculation	None
34	Initial Maturity Date	Loan Agreement	None
35	Seasoning	Recalculation	None
36	Extension Options	Loan Agreement	None
37	Extension Spread Increase Description	Loan Agreement	None
38	First Extension Fee	Loan Agreement	None
39	Second Extension Fee	Loan Agreement	None
40	Third Extension Fee	Loan Agreement	None
41	Fourth Extension Fee	Loan Agreement	None
42	Fifth Extension Fee	Loan Agreement	None
43	Exit Fee	Loan Agreement	None
44	Fully Extended Original Term	Recalculation	None
45	Fully Extended Remaining Term	Recalculation	None
46	Fully Extended Maturity Date	Loan Agreement	None
47	Payment Due Date	Loan Agreement	None
48	Grace Period (Late Payment)	Loan Agreement	None
49	Grace Period (Default)	Loan Agreement	None
50	Interest Accrual Start	Loan Agreement	None
51	Interest Accrual End	Loan Agreement	None
52	SOFR Rounding Methodology	Loan Agreement	None
53	SOFR Lookback Days	Loan Agreement	None
54	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
55	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
56	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
57	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
58	Prepayment Provision (Payments)	Loan Agreement	None
59	Prepayment Provision Comments	Loan Agreement	None
60	Partial Release Allowed?	Loan Agreement	None
61	Partial Release Description	Loan Agreement	None
62	As-Is Appraised Value ($)	Appraisal Report	None
63	As-Is Appraised Value ($) Per Key	Recalculation	None
64	Appraisal Date	Appraisal Report	None
65	Environmental Report Date	Environmental Report	None
66	Engineering Report Date	Engineering Report	None
67	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	None
68	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
69	TTM Sep 2023 Occupancy	Underwriting File	0.10%
70	TTM Sep 2023 ADR	Underwriting File	$0.01
71	TTM Sep 2023 RevPAR	Underwriting File	$0.01
72	TTM Sep 2023 Available Rooms	Underwriting File	None
73	TTM Sep 2023 Occupied Rooms	Underwriting File	None
74	TTM Sep 2023 Revenues ($)	Underwriting File	$1.00
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
75	TTM Sep 2023 Total Expenses ($)	Underwriting File	$1.00
76	TTM Sep 2023 NOI ($)	Underwriting File	$1.00
77	TTM Sep 2023 NCF ($)	Underwriting File	$1.00
78	2023 Reforecast Occupancy	Underwriting File	0.10%
79	2023 Reforecast ADR	Underwriting File	$0.01
80	2023 Reforecast RevPAR	Underwriting File	$0.01
81	2023 Reforecast Available Rooms	Underwriting File	None
82	2023 Reforecast Occupied Rooms	Underwriting File	None
83	2023 Reforecast Revenues ($)	Underwriting File	$1.00
84	2023 Reforecast Total Expenses ($)	Underwriting File	$1.00
85	2023 Reforecast NOI ($)	Underwriting File	$1.00
86	Sponsor ProForma NCF ($)	Underwriting File	$1.00
87	Sponsor ProForma Occupancy	Underwriting File	0.10%
88	Sponsor ProForma ADR	Underwriting File	$0.01
89	Sponsor ProForma RevPAR	Underwriting File	$0.01
90	Sponsor ProForma Available Rooms	Underwriting File	None
91	Sponsor ProForma Occupied Rooms	Underwriting File	None
92	Sponsor ProForma Revenues ($)	Underwriting File	$1.00
93	Sponsor ProForma Total Expenses ($)	Underwriting File	$1.00
94	Sponsor ProForma NOI ($)	Underwriting File	$1.00
95	Sponsor ProForma NCF ($)	Underwriting File	$1.00
96	Lender In-Place UW Occupancy	Underwriting File	0.10%
97	Lender In-Place UW ADR	Underwriting File	$0.01
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
98	Lender In-Place UW RevPAR	Underwriting File	$0.01
99	Lender In-Place UW Available Rooms	Underwriting File	None
100	Lender In-Place UW Occupied Rooms	Underwriting File	None
101	Lender In-Place UW Revenues ($)	Underwriting File	$1.00
102	Lender In-Place UW Total Expenses ($)	Underwriting File	$1.00
103	UW NOI ($)	Underwriting File	$1.00
104	Lender In-Place UW FF&E ($)	Underwriting File	$1.00
105	UW NCF ($)	Underwriting File	$1.00
106	Lender Stabilized UW Occupancy	Underwriting File	0.10%
107	Lender Stabilized UW ADR	Underwriting File	$0.01
108	Lender Stabilized UW RevPAR	Underwriting File	$0.01
109	Lender Stabilized UW Available Rooms	Underwriting File	None
110	Lender Stabilized UW Occupied Rooms	Underwriting File	None
111	Lender Stabilized UW Revenues ($)	Underwriting File	$1.00
112	Lender Stabilized UW Expenses ($)	Underwriting File	$1.00
113	Lender Stabilized UW NOI ($)	Underwriting File	$1.00
114	Lender Stabilized UW FF&E ($)	Underwriting File	$1.00
115	Lender Stabilized UW NCF ($)	Underwriting File	$1.00
116	Mortgage Loan UW NOI DSCR at Loan Rate	Recalculation	None
117	Mortgage Loan UW NCF DSCR at Loan Rate	Recalculation	None
118	Mortgage Loan UW NOI DSCR at Cap Rate	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
119	Mortgage Loan UW NCF DSCR at Cap Rate	Recalculation	None
120	Mortgage Loan UW NOI Debt Yield %	Recalculation	None
121	Mortgage Loan UW NCF Debt Yield %	Recalculation	None
122	Mortgage Loan Stabilized UW NOI DSCR at Loan Rate	Recalculation	None
123	Mortgage Loan Stabilized UW NCF DSCR at Loan Rate	Recalculation	None
124	Mortgage Loan Stabilized UW NOI DSCR at Cap Rate	Recalculation	None
125	Mortgage Loan Stabilized UW NCF DSCR at Cap Rate	Recalculation	None
126	Mortgage Loan Stabilized UW NOI Debt Yield %	Recalculation	None
127	Mortgage Loan Stabilized UW NCF Debt Yield %	Recalculation	None
128	Title Type	None - Company Provided	None
129	PML %	Engineering Report	None
130	PML Report Date	Engineering Report	None
131	UPFRONT ESCROW Upfront Capex Reserve ($)	Loan Agreement	None
132	UPFRONT ESCROW Upfront Engin. Reserve ($)	Loan Agreement	None
133	UPFRONT ESCROW Upfront FF&E Reserve ($)	Loan Agreement	None
134	UPFRONT ESCROW Upfront RE Tax Reserve ($)	Loan Agreement	None
135	UPFRONT ESCROW Upfront Ins. Reserve ($)	Loan Agreement	None
136	UPFRONT ESCROW Upfront Other Reserve ($)	Loan Agreement	None
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SCG 2023-NASH	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
137	UPFRONT ESCROW Upfront Other Reserve Description	Loan Agreement	None
138	MONTHLY ESCROW Monthly Capex Reserve ($)	Loan Agreement	None
139	MONTHLY ESCROW Monthly FF&E Reserve ($)	Loan Agreement	None
140	MONTHLY ESCROW Monthly RE Tax Reserve ($)	Loan Agreement	None
141	MONTHLY ESCROW Monthly Ins. Reserve ($)	Loan Agreement	None
142	MONTHLY ESCROW Monthly Other Reserve ($)	Loan Agreement	None
143	MONTHLY ESCROW Monthly Other Reserve Description	Loan Agreement	None
144	Loan Purpose	None - Company Provided	None
145	Principal / Carveout Guarantor	Guaranty Agreement	None
146	Lockbox (Y/N)	Loan Agreement	None
147	Lockbox Type	Loan Agreement	None
148	Cash Management	Loan Agreement	None
149	Loan #	None - Company Provided	None
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SCG 2023-NASH	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
4	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
17	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
18	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Cut-off Balance ($).
19	Mortgage Loan Cut-off Balance / Key ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Borrower Owned Keys.
25	Mortgage Loan Rate %	Sum of (i) Mortgage Loan Margin % and (ii) Assumed Term SOFR.
27	Net Mortgage Loan Rate %	Difference of (i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
32	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
33	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
35	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date and (ii) Cut-off Date.
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SCG 2023-NASH	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
44	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
45	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
54	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
55	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) Mortgage Loan Rate % and (iii) Accrual Type.
56	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
57	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) sum of (a) Mortgage Loan Margin % and (b) SOFR Cap Strike Price % and (iii) Accrual Type.
63	As-Is Appraised Value ($) Per Key	Quotient of (i) As-Is Appraised Value ($) and (ii) Total Keys.
67	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
68	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
116	Mortgage Loan UW NOI DSCR at Loan Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
117	Mortgage Loan UW NCF DSCR at Loan Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
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SCG 2023-NASH	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
118	Mortgage Loan UW NOI DSCR at Cap Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
119	Mortgage Loan UW NCF DSCR at Cap Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
120	Mortgage Loan UW NOI Debt Yield %	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
121	Mortgage Loan UW NCF Debt Yield %	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
122	Mortgage Loan Stabilized UW NOI DSCR at Loan Rate	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
123	Mortgage Loan Stabilized UW NCF DSCR at Loan Rate	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
124	Mortgage Loan Stabilized UW NOI DSCR at Cap Rate	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
125	Mortgage Loan Stabilized UW NCF DSCR at Cap Rate	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
126	Mortgage Loan Stabilized UW NOI Debt Yield %	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
127	Mortgage Loan Stabilized UW NCF Debt Yield %	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).

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